Notes Payable – Related Parties - Schedule of Notes Payables (Details) - Related Parties [Member] - USD ($)	Jan. 31, 2025	Oct. 31, 2024
Schedule of Notes Payables [Line Items]
Notes payable – related parties, current portion	$ 420,000	$ 420,000
Notes payable – related parties, non-current portion	182,877	182,877
Total notes payable – related parties	$ 602,877	$ 602,877